SPECIAL CASH DIVIDEND TO SHAREHOLDERS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends [Line Items]
Aggregate amount of cash dividend paid			$ 95,236	$ 12,034
Special cash dividend in April 2016 [Member]
Dividends [Line Items]
Cash dividend declared		$ 0.2
Aggregate amount of cash dividend paid				$ 12,034
Dividends Payable			4
Special cash dividend in April 2017 [Member]
Dividends [Line Items]
Cash dividend declared	$ 1.5
Aggregate amount of cash dividend paid			95,236
Dividends Payable			$ 27